Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments
The following table presents the carrying value and estimated fair value of our other long-term debt instruments:

	December 31,
	2014		2013
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands)
2015 Senior Unsecured Bonds	$286,500	$284,351	$300,000	$313,500
2017 Senior Secured Bonds	498,369	447,500	497,892	540,000
2020 Senior Secured Notes	750,000	600,000	750,000	756,563
2018 Senior Secured Term Loan B	736,206	614,551	742,945	758,910

Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis
The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2014
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps	$5,601	—	$5,601	—
Liabilities:
Interest rate swaps	$(8,381)	—	$(8,381)	—
Foreign currency forward contracts	$(563)	—	$(563)	—

	December 31, 2013
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps	$9,726	—	$9,726	—
Liabilities:
Interest rate swaps	$(4,984)	—	$(4,984)	—